Intangible Assets, Net (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
	September 30, 2021				December 31, 2020
	Weighted Average Remaining Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Software licenses	3.0	$16,545	$(5,290)	$11,255	0.6	$4,391	$(3,759)	$632
Intellectual property licenses	1.8	1,736	(1,677)	59	1.7	1,736	(1,614)	122
Developed technology	5.6	369	(75)	294	6.4	369	(35)	334
Total		$18,650	$(7,042)	$11,608		$6,496	$(5,408)	$1,088

Schedule of Future Amortization Expense
2021 (remaining three months)	$888
2022	3,805
2023	4,570
2024	2,221
2025	53
Thereafter	71
$11,608